3. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended				90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012
Notes to Financial Statements
Cash equivalent balances	$ 0	$ 0			$ 0
Receivables allowance	0	0			0
Stock option expense for consulting fees	$ 40,826	$ 3,000	$ 4,775	$ 94,164	$ 8,694,865
Weighted average grant date fair value per option	$ 0.07	$ 0	$ 0.07
Potential common shares		8,657,486	7,813,372